Income tax expense_Current tax assets and liabilities (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 KRW (₩)
Disclosure Of Current Tax Assets Liabilities [Abstract]
Current tax assets	₩ 75,655	$ 69,657	₩ 47,367
Current tax liabilities	₩ 370,718	$ 341,330	₩ 182,690